CREDIT FACILITIES	12 Months Ended
Dec. 31, 2017
CREDIT FACILITIES.
CREDIT FACILITIES

NOTE 24 — CREDIT FACILITIES

	2017	2016
	US$'000	US$'000
Revolving Facility	67,000	66,750
Term Loan	125,000	125,000
Total Credit Facilities	192,000	191,750
Deferred financing fees, net of accumulated amortisation	(2,690)	(3,501)
Total credit facilities, net of deferred financing fees	189,310	188,249

On May 14, 2015, Sundance Energy Australia Limited and Sundance Energy, Inc. entered into a Credit Agreement (the “Credit Agreement”) with Morgan Stanley Energy Capital, Inc., as administrative agent (“Agent”) and the lenders from time to time party thereto, which provides for a $300 million senior secured revolving credit facility (the “Revolving Facility”) and a term loan of $125 million (the “Term Loan”). The Credit Agreement is secured by certain of the Company’s oil and gas properties.  The Revolving Facility is subject to a borrowing base, which is redetermined at least semi-annually. The borrowing base was reaffirmed at $67 million in the fourth quarter of 2017. The Revolving Facility has a five year term (matures in May 2020) and the Term Loan has a 5 ½ year term (matures in November 2020). If upon any downward adjustment of the borrowing base, the outstanding borrowings are in excess of the revised borrowing base, the Company may have to repay its indebtedness in excess of the borrowing base immediately, or in five monthly installments.

Interest on the Revolving Facility accrues at a rate equal to LIBOR, plus a margin ranging from 2% to 3% depending on the level of funds borrowed. Interest on the Term Loan accrues at a rate equal to the greater of (i) LIBOR, plus 7% or (ii) 8%.

The Company is required under our Credit Agreement to maintain the following financial ratios:

•

a minimum current ratio, consisting of consolidated current assets including undrawn borrowing capacity to consolidated current liabilities, of not less than 1.0 to 1.0 as of the last day of any fiscal quarter;

•

a maximum leverage ratio, consisting of consolidated Revolving Facility Debt to adjusted consolidated EBITDAX (as defined in the Credit Facility), of not greater than 4.0 to 1.0 as of the last day of any fiscal quarter;

•	a minimum interest coverage ratio, consisting of EBITDAX to Consolidated Interest Expense (as defined in the Credit Facility), of not less than 2.0 to 1.0 as of the last day of any fiscal quarter; and
•	An asset coverage ratio, consisting of PV9% to Total Debt (as defined in the Credit Facility), of not less than 1.50 to 1.0.

As at 31 December 2017, the Company was in compliance with all restrictive financial and other covenants under the Credit Agreement.

The Company refinanced its Credit Facilities in April 2018 upon completion of its acquisition and equity raise described in more detail in Note 39.